Note 16 - Geographic Revenue and Long-lived Assets Distribution	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
1
6
. Geographic revenue and long-lived assets distribution

The Company is domiciled in the United Kingdom and operates in three geographies: the United States, Europe and the Rest of the World (ROW), and Asia. Following is geographical information regarding the Company’s revenues for the years ended
December 31, 2015
, 2014 and 2013 and the Company’s long-lived assets as of
December 31, 2015
and 2014.

	Revenue			Long-lived assets
	Year s ended December 31,			As of December 31,
(in thousands)	201 5	201 4	201 3	201 5	201 4
United States	$31,362	$22,537	$17,345	$5,051	$3,198
United Kingdom	2,836	2,971	2,795	954	928
Europe & ROW (excluding United Kingdom)	4,231	4,248	4,362	170	259
Europe & ROW	7,067	7,219	7,157	1,124	1,187
Asia	24,353	19,749	14,282	109	152
Total	$62,782	$49,505	$38,784	$6,284	$4,537

China represented approximately 46%, 43% and 44% of Asia revenue in 2015, 2014 and 2013, respectively. Japan represented approximately 53%, 54% and 55% of Asia revenue in 2015, 2014 and 2013, respectively.